Other Income and Expenses - Summary of Other Non-operating Expenses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Loss on financial assets at fair value through profit or loss	[1]	¥ 828	¥ 1,231	¥ 118
Loss on impairment of available-for-sale financial assets				1,761
Others	[2]	717	238	109
Total		¥ 1,545	¥ 1,469	¥ 1,988

[1]	Gains and losses on financial assets at fair value through profit or loss are recognized under IAS 39 Financial Instruments: Recognition and Measurement for the year ended December 31, 2017, and are recognized under IFRS 9 Financial Instruments for the years ended December 31, 2018 and 2019.
[2]	Others mainly consists with impairment loss on shares of subsidiaries for the year ended December 31, 2019.